American Funds Corporate Bond Fund®
Investment portfolio
February 28, 2026
unaudited

Bonds, notes & other debt instruments 94.56% Corporate bonds and notes 87.10% Financials 24.52%	Principal amount (000)	Value (000)
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	USD2,963	$3,159
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (b)	8,276	8,303
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (b)	2,548	2,633
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	3,050	3,081
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	875	909
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	2,000	2,085
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	405	429
American International Group, Inc. 5.125% 3/27/2033	2,305	2,377
American International Group, Inc. 5.45% 5/7/2035	1,393	1,454
American International Group, Inc. 4.375% 6/30/2050	2,000	1,675
Aon Corp. 5.35% 2/28/2033	998	1,045
Aon Corp. 3.90% 2/28/2052	1,000	750
Aon North America, Inc. 5.15% 3/1/2029	250	258
Aon North America, Inc. 5.45% 3/1/2034	5,560	5,803
Aon North America, Inc. 5.75% 3/1/2054	2,409	2,386
Arthur J. Gallagher & Co. 5.00% 2/15/2032	890	910
Arthur J. Gallagher & Co. 5.15% 2/15/2035	8,039	8,153
Arthur J. Gallagher & Co. 5.55% 2/15/2055	500	479
Athene Global Funding 5.543% 8/22/2035 (a)	750	747
Athene Holding, Ltd. 6.625% 5/19/2055	4,050	3,969
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (b)	2	2
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	4,734	4,273
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	1,639	1,652
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (b)	3,626	3,363
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (b)	1,212	1,122
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	11,940	10,775
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (b)	594	541
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	3,298	3,050
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (b)	10,863	10,910
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	15,693	15,926
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (b)	1,258	811
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (a)(b)	800	791
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	6,000	6,006
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	6,340	6,543
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	1,133	1,180
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	2,067	1,608
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	575	570
Blackstone, Inc. 5.00% 12/6/2034	2,172	2,180
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	325	309
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	1,500	1,482
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	600	637
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	2,000	2,112
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	2,010	2,166
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	1,286	1,357
American Funds Corporate Bond Fund — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	USD8,529	$8,593
Brown & Brown, Inc. 4.90% 6/23/2030	1,000	1,017
Brown & Brown, Inc. 5.25% 6/23/2032	2,172	2,214
Brown & Brown, Inc. 5.55% 6/23/2035	3,579	3,654
Brown & Brown, Inc. 6.25% 6/23/2055	4,306	4,401
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	348	363
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	549	583
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (b)	1,025	1,023
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	2,675	2,700
Chubb INA Holdings, LLC 3.35% 5/3/2026	675	674
Chubb INA Holdings, LLC 5.00% 3/15/2034	15,727	16,193
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,005	3,047
Citibank, NA 4.914% 5/29/2030	1,050	1,085
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	3,112	3,159
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	3,109	2,907
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (b)	3,742	3,427
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	1,707	1,545
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	437	404
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	6,375	6,489
Corebridge Financial, Inc. 3.90% 4/5/2032	1,480	1,406
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (b)	268	271
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,514	1,455
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	9,234	9,315
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	200	199
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027) (b)	3,288	3,311
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	160	160
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (b)	331	336
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	4,014	4,017
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (b)	12,324	12,403
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (b)	1,043	934
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	8,897	8,869
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (b)	9	9
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	3,455	3,304
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	2,435	2,463
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	565	522
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	548	504
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	4,744	5,045
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	4,125	4,168
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,725	1,734
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	375	448
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	2,361	2,883
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	1,835	1,891
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	11,503	11,718
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (b)	149	134
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	6,494	5,830
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (b)	821	758
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	3,252	2,963
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032) (b)	1,801	1,847
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	447	464
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	3,884	4,109
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	14,970	14,947
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (b)	5,059	5,091
American Funds Corporate Bond Fund — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (b)	USD1,864	$1,282
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	750	765
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	772
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,244	12,471
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	1,000	1,009
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	534
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	5,730	5,495
Mastercard, Inc. 4.55% 3/15/2028	798	812
Mastercard, Inc. 4.95% 3/15/2032	950	994
Mastercard, Inc. 4.875% 5/9/2034	2,711	2,798
Mastercard, Inc. 4.55% 1/15/2035	1,385	1,394
MetLife, Inc. 5.375% 7/15/2033	1,836	1,936
MetLife, Inc. 5.30% 12/15/2034	250	260
MetLife, Inc. 4.60% 5/13/2046	100	89
MetLife, Inc. 5.00% 7/15/2052	230	208
Metropolitan Life Global Funding I 3.45% 12/18/2026 (a)	150	150
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	350	358
Metropolitan Life Global Funding I 4.15% 8/25/2028 (a)	1,817	1,831
Metropolitan Life Global Funding I 3.05% 6/17/2029 (a)	250	243
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	476	457
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	1,871	1,654
Metropolitan Life Global Funding I 4.35% 1/12/2031 (a)	3,142	3,168
Metropolitan Life Global Funding I 2.40% 1/11/2032 (a)	250	225
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (b)	2,500	2,531
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	25	25
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (b)	1,769	1,775
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	881	885
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	3,811	3,874
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	1,870	1,938
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	22,231	22,288
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (b)	814	819
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	1,799	1,593
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	10,441	10,391
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	11,349	11,450
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (b)	340	337
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (b)	370	373
New York Life Global Funding 4.60% 12/5/2029 (a)	1,233	1,261
New York Life Global Funding 1.20% 8/7/2030 (a)	1,500	1,332
New York Life Global Funding 4.55% 1/28/2033 (a)	505	509
Northwestern Mutual Global Funding 4.125% 8/25/2028 (a)	2,393	2,410
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	4,301	4,306
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	1,242	1,288
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (b)	2,500	2,564
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	3,000	3,121
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	1,500	1,534
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	947	1,079
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	1,521	1,615
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	872	909
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	1,935	2,037
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	3,600	3,673
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	3,150	3,267
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (b)	2,405	2,458
American Funds Corporate Bond Fund — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	USD4,311	$4,342
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,009	1,028
Toronto-Dominion Bank (The) 4.808% 6/3/2030	3,000	3,086
Travelers Cos., Inc. 5.05% 7/24/2035	1,765	1,808
Travelers Cos., Inc. 5.45% 5/25/2053	1,256	1,253
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	3,653	3,771
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	1,556	1,608
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	1,120	1,189
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	982	1,031
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	250	259
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	2,126	2,226
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	1,870	1,865
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	462	416
Visa, Inc. 4.70% 2/12/2036	3,100	3,134
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	1,610	1,640
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (b)	2,400	2,409
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	1,980	1,895
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	2,406	2,491
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	1,098	1,031
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (b)	1,613	1,645
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	294	302
Wells Fargo & Co. 4.892% 9/15/2036 (USD-SOFR + 1.34% on 9/15/2035) (b)	740	742
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	9,150	9,188
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	2,532	2,185
		488,048
Health care 16.33%
Abbott Laboratories 4.65% 3/15/2036	13,934	13,944
Abbott Laboratories 5.50% 3/15/2056	5,909	5,934
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,902
AbbVie, Inc. 4.40% 3/15/2033	695	698
AbbVie, Inc. 5.05% 3/15/2034	22,525	23,393
AbbVie, Inc. 4.75% 3/15/2036	1,973	1,984
AbbVie, Inc. 5.40% 3/15/2054	2,608	2,563
AbbVie, Inc. 5.55% 3/15/2056	827	833
AbbVie, Inc. 5.50% 3/15/2064	155	153
Amgen, Inc. 5.15% 3/2/2028	4,976	5,097
Amgen, Inc. 3.00% 2/22/2029	3,165	3,089
Amgen, Inc. 2.45% 2/21/2030	1,250	1,180
Amgen, Inc. 5.25% 3/2/2030	2,706	2,824
Amgen, Inc. 4.20% 2/19/2031	2,730	2,739
Amgen, Inc. 2.30% 2/25/2031	1,250	1,149
Amgen, Inc. 4.20% 3/1/2033	3,333	3,296
Amgen, Inc. 5.25% 3/2/2033	11,172	11,701
Amgen, Inc. 4.85% 2/19/2036	7,942	7,988
Amgen, Inc. 5.60% 3/2/2043	2,850	2,914
Amgen, Inc. 4.875% 3/1/2053	1,928	1,724
Amgen, Inc. 5.65% 3/2/2053	4,777	4,772
Baxter International, Inc. 2.272% 12/1/2028	500	473
Baxter International, Inc. 4.45% 2/15/2029	684	687
Baxter International, Inc. 5.65% 12/15/2035	11,833	12,037
Baxter International, Inc. 3.132% 12/1/2051	963	601
American Funds Corporate Bond Fund — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 5.20% 2/22/2034	USD2,160	$2,262
Bristol-Myers Squibb Co. 5.50% 2/22/2044	175	179
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	325
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	417
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,973	11,887
Cencora, Inc. 4.90% 2/13/2036	1,300	1,310
Cencora, Inc. 5.65% 2/13/2056	519	522
Centene Corp. 2.45% 7/15/2028	2,300	2,169
Cigna Group (The) 5.25% 1/15/2036	3,825	3,930
Cigna Group (The) 6.00% 1/15/2056	2,316	2,407
CVS Health Corp. 5.125% 2/21/2030	1,700	1,754
CVS Health Corp. 1.75% 8/21/2030	1,415	1,273
CVS Health Corp. 1.875% 2/28/2031	2,197	1,959
CVS Health Corp. 5.55% 6/1/2031	325	343
CVS Health Corp. 5.00% 9/15/2032	4,053	4,159
CVS Health Corp. 5.25% 2/21/2033	2,371	2,463
CVS Health Corp. 5.70% 6/1/2034	5,552	5,865
CVS Health Corp. 5.45% 9/15/2035	2,032	2,100
CVS Health Corp. 6.05% 6/1/2054	601	605
CVS Health Corp. 6.20% 9/15/2055	4,497	4,613
CVS Health Corp. 6.00% 6/1/2063	312	306
CVS Health Corp. 6.25% 9/15/2065	777	789
Elevance Health, Inc. 5.20% 2/15/2035	2,703	2,780
Elevance Health, Inc. 5.00% 1/15/2036	330	332
Elevance Health, Inc. 4.55% 5/15/2052	771	647
Elevance Health, Inc. 5.125% 2/15/2053	260	237
Elevance Health, Inc. 5.70% 2/15/2055	1,101	1,084
Eli Lilly and Co. 4.60% 8/14/2034	2,525	2,565
Eli Lilly and Co. 5.10% 2/12/2035	7,670	7,988
Eli Lilly and Co. 4.90% 10/15/2035	1,130	1,158
Eli Lilly and Co. 5.50% 2/12/2055	4,617	4,655
Eli Lilly and Co. 5.55% 10/15/2055	379	386
Eli Lilly and Co. 5.65% 10/15/2065	368	373
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,590
Gilead Sciences, Inc. 5.10% 6/15/2035	1,258	1,303
Gilead Sciences, Inc. 2.60% 10/1/2040	622	466
Gilead Sciences, Inc. 5.55% 10/15/2053	468	470
HCA, Inc. 5.20% 6/1/2028	5,000	5,126
HCA, Inc. 4.125% 6/15/2029	1,000	1,001
HCA, Inc. 2.375% 7/15/2031	2,455	2,218
Humana, Inc. 5.375% 4/15/2031	3,129	3,226
Humana, Inc. 5.55% 5/1/2035	2,850	2,902
Humana, Inc. 5.75% 4/15/2054	385	360
Humana, Inc. 6.00% 5/1/2055	2,189	2,110
Johnson & Johnson 4.90% 6/1/2031	4,050	4,248
Johnson & Johnson 4.85% 3/1/2032	710	744
Johnson & Johnson 4.95% 6/1/2034	7,650	8,102
Johnson & Johnson 5.25% 6/1/2054	1,659	1,683
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,201	5,311
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,914	12,374
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	5,549	4,980
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,547	2,575
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	1,165	1,158
Stryker Corp. 5.20% 2/10/2035	3,079	3,198
American Funds Corporate Bond Fund — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	USD12,944	$13,319
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,070	1,105
Thermo Fisher Scientific, Inc. 4.20% 3/1/2031	4,819	4,857
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	617	624
Thermo Fisher Scientific, Inc. 4.794% 10/7/2035	2,980	3,008
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	1,610	1,639
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,840	1,834
UnitedHealth Group, Inc. 5.15% 7/15/2034	4,773	4,934
UnitedHealth Group, Inc. 5.30% 6/15/2035	9,030	9,426
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,536
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,328
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,167
UnitedHealth Group, Inc. 5.375% 4/15/2054	750	713
UnitedHealth Group, Inc. 5.625% 7/15/2054	6,280	6,200
UnitedHealth Group, Inc. 5.95% 6/15/2055	2,956	3,063
UnitedHealth Group, Inc. 4.95% 5/15/2062	353	308
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	427
		325,150
Utilities 9.13%
AEP Transmission Co., LLC 5.15% 4/1/2034	2,000	2,071
AEP Transmission Co., LLC 5.375% 6/15/2035	225	235
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	685	627
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	448	458
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	2,825	2,835
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	1,000	986
Commonwealth Edison Co. 2.75% 9/1/2051	177	111
Consumers Energy Co. 4.50% 1/15/2031	2,042	2,085
Consumers Energy Co. 3.60% 8/15/2032	478	462
Consumers Energy Co. 4.625% 5/15/2033	879	892
Consumers Energy Co. 5.05% 5/15/2035	3,417	3,521
DTE Electric Co. 5.25% 5/15/2035	475	493
DTE Electric Co. 4.85% 3/1/2036	6,467	6,513
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,734
Duke Energy Florida, LLC 4.85% 12/1/2035	5,095	5,136
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	628
Edison International 4.125% 3/15/2028	1,141	1,136
Edison International 6.25% 3/15/2030	2,596	2,747
Edison International 4.80% 3/15/2031	1,455	1,455
Edison International 5.25% 3/15/2032	3,700	3,769
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	3,648	4,341
Enel Finance International NV 5.00% 9/30/2035 (a)	3,590	3,588
Eversource Energy 4.45% 12/15/2030	1,875	1,886
Eversource Energy 2.55% 3/15/2031	489	449
FirstEnergy Corp. 2.65% 3/1/2030	349	330
FirstEnergy Corp. 2.25% 9/1/2030	2,592	2,383
FirstEnergy Corp., Series B, 3.90% 7/15/2027	298	299
Florida Power & Light Co. 5.10% 4/1/2033	688	717
Florida Power & Light Co. 5.30% 6/15/2034	6,650	7,013
Florida Power & Light Co. 4.70% 2/15/2036	6,061	6,081
Florida Power & Light Co. 3.15% 10/1/2049	130	92
Florida Power & Light Co. 2.875% 12/4/2051	2,616	1,700
Florida Power & Light Co. 5.30% 4/1/2053	141	137
American Funds Corporate Bond Fund — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Florida Power & Light Co. 5.70% 3/15/2055	USD3,974	$4,092
Florida Power & Light Co. 5.60% 2/15/2066	1,300	1,294
Georgia Power Co. 5.25% 3/15/2034	792	827
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	250	229
MidAmerican Energy Co. 5.30% 2/1/2055	29	28
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	2,150	2,175
NiSource, Inc. 5.40% 6/30/2033	333	349
Northern States Power Co. 5.05% 5/15/2035	222	228
Northern States Power Co. 5.40% 3/15/2054	2,881	2,847
Northern States Power Co. 5.65% 5/15/2055	2,983	3,034
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	85	52
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,710	2,649
Pacific Gas and Electric Co. 2.50% 2/1/2031	4,225	3,865
Pacific Gas and Electric Co. 4.40% 3/1/2032	2,974	2,950
Pacific Gas and Electric Co. 5.90% 6/15/2032	589	625
Pacific Gas and Electric Co. 5.05% 10/15/2032	255	260
Pacific Gas and Electric Co. 6.40% 6/15/2033	8,009	8,729
Pacific Gas and Electric Co. 5.70% 3/1/2035	450	469
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,407	4,698
Pacific Gas and Electric Co. 5.20% 5/1/2036	11,709	11,752
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,314	2,005
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,467	1,014
Pacific Gas and Electric Co. 6.00% 5/1/2056	1,980	1,957
PacifiCorp 2.70% 9/15/2030	1,031	962
PacifiCorp 5.30% 2/15/2031	810	842
PacifiCorp 3.30% 3/15/2051	769	505
PacifiCorp 2.90% 6/15/2052	1,315	790
PacifiCorp 5.35% 12/1/2053	2,482	2,229
PacifiCorp 5.50% 5/15/2054	8,145	7,472
PECO Energy Co. 5.25% 9/15/2054	225	214
PECO Energy Co. 5.65% 9/15/2055	1,749	1,771
Progress Energy, Inc. 7.00% 10/30/2031	496	561
Public Service Electric and Gas Co. 4.20% 1/1/2031	2,855	2,874
Public Service Electric and Gas Co. 4.90% 8/15/2035	5,096	5,201
Public Service Electric and Gas Co. 3.20% 8/1/2049	540	382
Public Service Electric and Gas Co. 2.70% 5/1/2050	711	455
Public Service Electric and Gas Co. 3.00% 3/1/2051	200	134
Public Service Electric and Gas Co. 5.125% 3/15/2053	310	295
Public Service Electric and Gas Co. 5.625% 1/1/2056	2,753	2,814
Southern California Edison Co. 3.65% 3/1/2028	726	722
Southern California Edison Co. 5.65% 10/1/2028	451	468
Southern California Edison Co. 4.20% 3/1/2029	127	127
Southern California Edison Co. 2.85% 8/1/2029	2,108	2,020
Southern California Edison Co. 2.25% 6/1/2030	182	168
Southern California Edison Co. 2.50% 6/1/2031	4,467	4,085
Southern California Edison Co. 2.75% 2/1/2032	806	732
Southern California Edison Co. 5.95% 11/1/2032	2,016	2,161
Southern California Edison Co. 4.80% 3/15/2033	3,904	3,923
Southern California Edison Co. 5.20% 6/1/2034	1,922	1,955
Southern California Edison Co. 4.50% 9/1/2040	349	312
Southern California Edison Co. 3.60% 2/1/2045	1,180	877
Southern California Edison Co. 4.00% 4/1/2047	323	249
Southern California Edison Co. 3.65% 2/1/2050	1,018	730
Southern California Edison Co. 2.95% 2/1/2051	2,940	1,846
American Funds Corporate Bond Fund — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.45% 2/1/2052	USD2,298	$1,571
Southern California Edison Co. 5.90% 3/1/2055	1,173	1,157
Southern California Edison Co. 6.20% 9/15/2055	761	784
Southwestern Electric Power Co. 3.25% 11/1/2051	1,375	917
Union Electric Co. 5.25% 4/15/2035	1,150	1,193
Union Electric Co. 4.80% 3/15/2036	3,950	3,960
Union Electric Co. 5.125% 3/15/2055	300	282
Wisconsin Power and Light Co. 1.95% 9/16/2031	583	519
Xcel Energy, Inc. 5.45% 8/15/2033	341	356
Xcel Energy, Inc. 5.60% 4/15/2035	127	133
		181,786
Communication services 7.19%
Alphabet, Inc. 4.375% 11/15/2032	1,419	1,439
Alphabet, Inc. 4.40% 2/15/2033	2,903	2,929
Alphabet, Inc. 4.70% 11/15/2035	2,472	2,504
Alphabet, Inc. 4.80% 2/15/2036	3,070	3,122
AT&T, Inc. 1.65% 2/1/2028	1,092	1,048
AT&T, Inc. 4.35% 3/1/2029	2,500	2,528
AT&T, Inc. 2.25% 2/1/2032	5,243	4,684
AT&T, Inc. 2.55% 12/1/2033	10,879	9,439
AT&T, Inc. 5.40% 2/15/2034	717	752
AT&T, Inc. 4.50% 5/15/2035	282	275
AT&T, Inc. 5.125% 4/30/2036	3,400	3,451
AT&T, Inc. 3.50% 9/15/2053	7,966	5,440
AT&T, Inc. 3.55% 9/15/2055	520	352
Charter Communications Operating, LLC 4.40% 4/1/2033	2,000	1,906
Charter Communications Operating, LLC 5.85% 12/1/2035	2,591	2,609
Charter Communications Operating, LLC 5.125% 7/1/2049	315	250
Charter Communications Operating, LLC 4.80% 3/1/2050	5,161	3,936
Charter Communications Operating, LLC 3.70% 4/1/2051	7,788	5,031
Charter Communications Operating, LLC 3.90% 6/1/2052	10,659	7,021
Charter Communications Operating, LLC 5.25% 4/1/2053	10,751	8,680
Charter Communications Operating, LLC 6.70% 12/1/2055	3,209	3,132
Comcast Corp. 4.80% 5/15/2033	2,260	2,307
Comcast Corp. 5.30% 6/1/2034	1,451	1,516
Comcast Corp. 5.30% 5/15/2035	1,691	1,770
Comcast Corp. 2.887% 11/1/2051	929	561
Comcast Corp. 5.65% 6/1/2054	4,073	3,931
Comcast Corp. 6.05% 5/15/2055	603	618
Meta Platforms, Inc. 4.20% 11/15/2030	2,403	2,425
Meta Platforms, Inc. 4.875% 11/15/2035	2,694	2,722
Meta Platforms, Inc. 5.50% 11/15/2045	1,885	1,863
Meta Platforms, Inc. 5.625% 11/15/2055	2,315	2,268
Meta Platforms, Inc. 5.75% 11/15/2065	698	680
Orange 4.75% 1/13/2033 (a)	4,585	4,640
Orange 5.00% 1/13/2036 (a)	4,305	4,325
Orange 5.75% 1/13/2056 (a)	325	335
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,499
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,554
T-Mobile USA, Inc. 5.125% 5/15/2032	655	681
T-Mobile USA, Inc. 5.75% 1/15/2034	679	726
T-Mobile USA, Inc. 3.00% 2/15/2041	1,923	1,464
T-Mobile USA, Inc. 3.40% 10/15/2052	2,373	1,620
American Funds Corporate Bond Fund — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 5.75% 1/15/2054	USD989	$983
T-Mobile USA, Inc. 5.50% 1/15/2055	572	546
T-Mobile USA, Inc. 5.85% 2/15/2056	1,370	1,376
Verizon Communications, Inc. 1.75% 1/20/2031	550	492
Verizon Communications, Inc. 2.355% 3/15/2032	232	207
Verizon Communications, Inc. 4.78% 2/15/2035	2,000	1,992
Verizon Communications, Inc. 5.25% 4/2/2035	7,157	7,372
Verizon Communications, Inc. 5.00% 1/15/2036	6,973	7,007
Verizon Communications, Inc. 5.401% 7/2/2037	2,666	2,745
Verizon Communications, Inc. 3.40% 3/22/2041	700	558
Verizon Communications, Inc. 2.85% 9/3/2041	151	111
Verizon Communications, Inc. 3.85% 11/1/2042	206	170
Verizon Communications, Inc. 5.75% 11/30/2045	1,439	1,455
Verizon Communications, Inc. 3.55% 3/22/2051	900	653
Verizon Communications, Inc. 5.875% 11/30/2055	1,177	1,186
Verizon Communications, Inc. 2.987% 10/30/2056	4,633	2,827
Verizon Communications, Inc. 6.00% 11/30/2065	629	632
Walt Disney Co. (The) 4.00% 3/14/2031	700	702
		143,047
Industrials 6.57%
BAE Systems PLC 5.30% 3/26/2034 (a)	10,723	11,294
Boeing Co. (The) 5.04% 5/1/2027	336	340
Boeing Co. (The) 3.25% 2/1/2028	11,627	11,495
Boeing Co. (The) 6.298% 5/1/2029	108	115
Boeing Co. (The) 5.15% 5/1/2030	2,966	3,073
Boeing Co. (The) 3.625% 2/1/2031	129	125
Boeing Co. (The) 6.388% 5/1/2031	353	386
Boeing Co. (The) 6.528% 5/1/2034	835	936
Boeing Co. (The) 5.705% 5/1/2040	1,551	1,614
Boeing Co. (The) 5.805% 5/1/2050	795	799
Boeing Co. (The) 6.858% 5/1/2054	178	204
Boeing Co. (The) 5.93% 5/1/2060	2,028	2,035
Boeing Co. (The) 7.008% 5/1/2064	493	572
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	1,333	899
Canadian National Railway Co. 4.375% 9/18/2034	3,738	3,722
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,419
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,726	1,778
Canadian Pacific Railway Co. 5.20% 3/30/2035	5,649	5,927
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,198	918
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,734	2,552
Carrier Global Corp. 5.90% 3/15/2034	441	477
CSX Corp. 3.80% 3/1/2028	5,871	5,878
CSX Corp. 4.25% 3/15/2029	1,000	1,014
CSX Corp. 2.40% 2/15/2030	1,540	1,456
CSX Corp. 5.20% 11/15/2033	275	290
CSX Corp. 5.05% 6/15/2035	525	542
CSX Corp. 3.35% 9/15/2049	1,015	733
CSX Corp. 2.50% 5/15/2051	2,079	1,272
CSX Corp. 4.50% 11/15/2052	350	304
GE Vernova, Inc. 4.25% 2/4/2031	5,637	5,678
GE Vernova, Inc. 4.875% 2/4/2036	2,540	2,573
GE Vernova, Inc. 5.50% 2/4/2056	2,205	2,189
General Electric Co. 4.30% 7/29/2030	707	718
American Funds Corporate Bond Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Co. 4.90% 1/29/2036	USD6,930	$7,111
Howmet Aerospace, Inc. 4.75% 4/15/2036	1,000	1,004
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,416	1,492
Norfolk Southern Corp. 5.05% 8/1/2030	5,788	6,024
Norfolk Southern Corp. 4.45% 3/1/2033	1,041	1,048
Norfolk Southern Corp. 5.10% 5/1/2035	1,912	1,977
Norfolk Southern Corp. 4.55% 6/1/2053	273	234
Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,255
Northrop Grumman Corp. 4.70% 3/15/2033	5,443	5,562
RTX Corp. 5.75% 11/8/2026	1,000	1,011
RTX Corp. 4.125% 11/16/2028	475	478
RTX Corp. 1.90% 9/1/2031	219	195
RTX Corp. 5.15% 2/27/2033	573	600
RTX Corp. 6.10% 3/15/2034	2,253	2,492
RTX Corp. 2.82% 9/1/2051	750	480
RTX Corp. 3.03% 3/15/2052	2,500	1,664
RTX Corp. 5.375% 2/27/2053	129	126
RTX Corp. 6.40% 3/15/2054	645	721
Siemens Funding BV 5.20% 5/28/2035 (a)	4,000	4,196
Siemens Funding BV 5.80% 5/28/2055 (a)	3,180	3,367
Siemens Funding BV 5.90% 5/28/2065 (a)	1,033	1,096
Tyco Electronics Group SA 4.50% 2/9/2031	500	509
Tyco Electronics Group SA 4.875% 2/9/2036	1,500	1,524
Union Pacific Corp. 2.80% 2/14/2032	612	570
Union Pacific Corp. 4.30% 3/1/2049	510	434
Union Pacific Corp. 3.25% 2/5/2050	1,491	1,050
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,629
Union Pacific Corp. 3.50% 2/14/2053	2,564	1,854
Union Pacific Corp. 5.60% 12/1/2054	2,482	2,515
Union Pacific Corp. 3.95% 8/15/2059	175	133
Waste Management, Inc. 1.50% 3/15/2031	205	182
Waste Management, Inc. 4.95% 3/15/2035	1,973	2,030
		130,890
Information technology 6.00%
Amphenol Corp. 4.125% 11/15/2030	1,000	1,006
Amphenol Corp. 4.40% 2/15/2033	6,331	6,349
Amphenol Corp. 4.625% 2/15/2036	7,460	7,417
Amphenol Corp. 5.30% 11/15/2055	3,518	3,410
Broadcom, Inc. 4.00% 4/15/2029 (a)	585	587
Broadcom, Inc. 4.75% 4/15/2029	1,400	1,433
Broadcom, Inc. 5.05% 7/12/2029	1,497	1,549
Broadcom, Inc. 4.15% 11/15/2030	238	239
Broadcom, Inc. 5.15% 11/15/2031	1,349	1,413
Broadcom, Inc. 3.469% 4/15/2034	2,751	2,546
Broadcom, Inc. 4.80% 10/15/2034	3,084	3,119
Broadcom, Inc. 5.20% 7/15/2035	2,373	2,453
Broadcom, Inc. 3.137% 11/15/2035 (a)	380	332
Broadcom, Inc. 4.80% 2/15/2036	5,000	5,014
Intel Corp. 3.05% 8/12/2051	13,258	8,341
Intel Corp. 5.60% 2/21/2054	2,989	2,825
Intel Corp. 3.10% 2/15/2060	3,550	2,034
Microchip Technology, Inc. 5.05% 3/15/2029	5,725	5,876
Microchip Technology, Inc. 5.05% 2/15/2030	2,377	2,442
American Funds Corporate Bond Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 4.45% 9/26/2030	USD2,575	$2,526
Oracle Corp. 4.95% 2/4/2031	2,983	2,978
Oracle Corp. 4.80% 9/26/2032	700	684
Oracle Corp. 5.35% 5/4/2033	1,991	1,998
Oracle Corp. 5.50% 8/3/2035	11,247	11,122
Oracle Corp. 5.20% 9/26/2035	8,207	7,934
Oracle Corp. 5.70% 2/4/2036	2,548	2,550
Oracle Corp. 5.875% 9/26/2045	715	648
Oracle Corp. 6.00% 8/3/2055	3,377	2,977
Oracle Corp. 5.95% 9/26/2055	4,185	3,686
Oracle Corp. 6.70% 2/4/2056	2,451	2,378
Oracle Corp. 6.10% 9/26/2065	1,247	1,081
Oracle Corp. 6.85% 2/4/2066	1,255	1,203
Roper Technologies, Inc. 4.25% 9/15/2028	2,500	2,512
Roper Technologies, Inc. 4.45% 9/15/2030	750	755
Roper Technologies, Inc. 4.75% 2/15/2032	500	505
Roper Technologies, Inc. 4.90% 10/15/2034	1,750	1,740
Roper Technologies, Inc. 5.10% 9/15/2035	2,069	2,066
Synopsys, Inc. 4.85% 4/1/2030	1,825	1,869
Synopsys, Inc. 5.15% 4/1/2035	2,509	2,571
Synopsys, Inc. 5.70% 4/1/2055	7,272	7,273
		119,441
Consumer discretionary 5.74%
Amazon.com, Inc. 4.10% 11/20/2030	2,735	2,756
Amazon.com, Inc. 4.35% 3/20/2033	1,631	1,645
Amazon.com, Inc. 4.65% 11/20/2035	7,064	7,107
Amazon.com, Inc. 5.45% 11/20/2055	3,294	3,247
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	201
Ford Motor Credit Co., LLC 4.95% 5/28/2027	483	487
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
Ford Motor Credit Co., LLC 5.918% 3/20/2028	416	427
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	209
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,476	1,556
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	190
Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,837
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,200	1,212
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,100	2,173
Ford Motor Credit Co., LLC 5.73% 9/5/2030	839	863
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,394
Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,006	1,047
Ford Motor Credit Co., LLC 6.532% 3/19/2032	300	320
Ford Motor Credit Co., LLC 5.753% 4/6/2033	2,529	2,578
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	219
Ford Motor Credit Co., LLC 6.125% 3/8/2034	615	636
Ford Motor Credit Co., LLC 6.50% 2/7/2035	3,750	3,933
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,245	3,257
General Motors Co. 5.625% 4/15/2030	700	735
General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,261
General Motors Financial Co., Inc. 5.625% 4/4/2032	480	505
General Motors Financial Co., Inc. 5.45% 9/6/2034	349	358
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,100	1,157
General Motors Financial Co., Inc. 6.15% 7/15/2035	491	525
General Motors Financial Co., Inc. 5.45% 1/8/2036	1,500	1,527
American Funds Corporate Bond Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 4.75% 6/25/2029	USD7,161	$7,376
Home Depot, Inc. 1.375% 3/15/2031	517	455
Home Depot, Inc. 4.85% 6/25/2031	4,241	4,421
Home Depot, Inc. 4.95% 6/25/2034	6,050	6,255
Home Depot, Inc. 4.65% 9/15/2035	2,814	2,818
Home Depot, Inc. 3.125% 12/15/2049	593	411
Home Depot, Inc. 5.30% 6/25/2054	2,274	2,207
Hyundai Capital America 1.50% 6/15/2026 (a)	275	273
Hyundai Capital America 4.875% 6/23/2027 (a)	1,594	1,614
Hyundai Capital America 5.60% 3/30/2028 (a)	800	824
Hyundai Capital America 2.00% 6/15/2028 (a)	409	391
Hyundai Capital America 4.90% 6/23/2028 (a)	861	877
Hyundai Capital America 5.30% 1/8/2029 (a)	509	525
Hyundai Capital America 6.50% 1/16/2029 (a)	384	408
Hyundai Capital America 5.35% 3/19/2029 (a)	700	725
Hyundai Capital America 5.30% 1/8/2030 (a)	100	104
Hyundai Capital America 5.10% 6/24/2030 (a)	3,371	3,483
Hyundai Capital America 4.50% 9/18/2030 (a)	700	707
Hyundai Capital America 5.40% 1/8/2031 (a)	117	122
Marriott International, Inc. 5.35% 3/15/2035	3,887	4,039
McDonald’s Corp. 5.00% 5/17/2029	1,149	1,189
McDonald’s Corp. 4.95% 3/3/2035	1,065	1,092
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	5,502	5,622
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	5,320	5,331
Starbucks Corp. 4.80% 5/15/2030	1,510	1,557
Starbucks Corp. 5.00% 2/15/2034	950	982
Starbucks Corp. 5.40% 5/15/2035	6,209	6,549
Toyota Motor Corp. 4.186% 6/30/2027	4,808	4,842
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,435
		114,205
Consumer staples 5.31%
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	728	730
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	508	478
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,972
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	593
BAT Capital Corp. 3.215% 9/6/2026	470	468
BAT Capital Corp. 2.259% 3/25/2028	499	483
BAT Capital Corp. 4.906% 4/2/2030	1,400	1,439
BAT Capital Corp. 4.625% 3/22/2033	3,316	3,331
BAT Capital Corp. 6.421% 8/2/2033	2,585	2,876
BAT Capital Corp. 5.625% 8/15/2035	2,063	2,176
BAT Capital Corp. 4.39% 8/15/2037	1,000	934
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,486
BAT Capital Corp. 5.65% 3/16/2052	453	436
BAT Capital Corp. 7.081% 8/2/2053	330	379
BAT Capital Corp. 6.25% 8/15/2055	4,858	5,074
BAT International Finance PLC 4.448% 3/16/2028	475	480
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	1,005
Constellation Brands, Inc. 3.60% 2/15/2028	200	199
Constellation Brands, Inc. 4.80% 1/15/2029	893	912
Constellation Brands, Inc. 2.875% 5/1/2030	1,485	1,412
Constellation Brands, Inc. 4.80% 5/1/2030	545	559
Constellation Brands, Inc. 2.25% 8/1/2031	2,515	2,263
American Funds Corporate Bond Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.75% 5/9/2032	USD1,780	$1,811
Constellation Brands, Inc. 4.90% 5/1/2033	1,120	1,141
Constellation Brands, Inc. 4.10% 2/15/2048	200	161
Coty, Inc. 5.60% 1/15/2031 (a)	3,717	3,731
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	1,100	1,165
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	2,404	2,491
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	2,457	2,556
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	1,345	1,364
Mars, Inc. 5.00% 3/1/2032 (a)	4,249	4,402
Mars, Inc. 5.20% 3/1/2035 (a)	5,590	5,790
Mars, Inc. 5.70% 5/1/2055 (a)	10,027	10,175
Mars, Inc. 5.80% 5/1/2065 (a)	408	418
Mondelez International, Inc. 4.50% 5/6/2030	1,800	1,828
Mondelez International, Inc. 5.125% 5/6/2035	2,084	2,156
Philip Morris International, Inc. 2.10% 5/1/2030	675	625
Philip Morris International, Inc. 5.50% 9/7/2030	2,000	2,115
Philip Morris International, Inc. 4.00% 10/29/2030	4,524	4,523
Philip Morris International, Inc. 1.75% 11/1/2030	908	819
Philip Morris International, Inc. 4.75% 11/1/2031	2,843	2,925
Philip Morris International, Inc. 5.75% 11/17/2032	4,026	4,344
Philip Morris International, Inc. 5.375% 2/15/2033	3,533	3,732
Philip Morris International, Inc. 5.625% 9/7/2033	1,733	1,859
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,407
Philip Morris International, Inc. 4.90% 11/1/2034	6,150	6,289
Philip Morris International, Inc. 4.875% 4/30/2035	3,449	3,504
Philip Morris International, Inc. 4.625% 10/29/2035	2,350	2,330
Philip Morris International, Inc. 4.125% 3/4/2043	1,653	1,434
Walmart, Inc. 4.50% 4/15/2053	1,118	1,000
		105,780
Energy 2.31%
Chevron Corp. 3.078% 5/11/2050	1,273	896
Chevron USA, Inc. 4.405% 2/26/2027	6,354	6,403
Chevron USA, Inc. 1.018% 8/12/2027	1,667	1,609
ConocoPhillips Co. 4.70% 1/15/2030	3,000	3,074
ConocoPhillips Co. 3.80% 3/15/2052	809	612
ConocoPhillips Co. 5.30% 5/15/2053	567	538
ConocoPhillips Co. 5.50% 1/15/2055	2,734	2,687
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,449	1,494
EOG Resources, Inc. 4.40% 7/15/2028	678	687
EOG Resources, Inc. 5.35% 1/15/2036	763	793
EOG Resources, Inc. 5.65% 12/1/2054	666	667
EOG Resources, Inc. 5.95% 7/15/2055	960	1,004
Exxon Mobil Corp. 3.482% 3/19/2030	1,500	1,480
Exxon Mobil Corp. 3.452% 4/15/2051	4,127	3,028
Petroleos Mexicanos 6.84% 1/23/2030	1,000	1,024
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	1,114	1,115
Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,784
Shell Finance US, Inc. 3.25% 4/6/2050	1,496	1,057
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	500	333
TotalEnergies Capital International SA 2.829% 1/10/2030	1,800	1,738
TotalEnergies Capital SA 4.724% 9/10/2034	580	592
American Funds Corporate Bond Fund — Page 13 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TotalEnergies Capital SA 5.275% 9/10/2054	USD5,270	$5,067
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	5,182	5,230
		45,912
Materials 2.09%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,100	1,154
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	1,200	1,254
Dow Chemical Co. (The) 4.80% 1/15/2031	3,740	3,734
Dow Chemical Co. (The) 5.65% 3/15/2036	40	40
Dow Chemical Co. (The) 4.625% 10/1/2044	600	486
Dow Chemical Co. (The) 4.80% 5/15/2049	2,180	1,706
Dow Chemical Co. (The) 3.60% 11/15/2050	202	131
Dow Chemical Co. (The) 5.60% 2/15/2054	2,412	2,089
Dow Chemical Co. (The) 5.95% 3/15/2055	860	779
LYB International Finance III, LLC 5.125% 1/15/2031	1,297	1,319
LYB International Finance III, LLC 5.50% 3/1/2034	91	92
LYB International Finance III, LLC 6.15% 5/15/2035	454	472
LYB International Finance III, LLC 5.875% 1/15/2036	6,013	6,081
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (a)	6,546	6,631
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	1,780	1,859
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,090	3,226
Sherwin-Williams Co. 4.50% 8/15/2030	5,000	5,078
Sherwin-Williams Co. 5.15% 8/15/2035	3,203	3,298
Vale Overseas, Ltd. 6.40% 6/28/2054	1,535	1,612
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	525	535
		41,576
Real estate 1.91%
Boston Properties, LP 2.55% 4/1/2032	60	53
Boston Properties, LP 2.45% 10/1/2033	1,921	1,589
Boston Properties, LP 6.50% 1/15/2034	2,648	2,843
Boston Properties, LP 5.75% 1/15/2035	11,634	11,857
Crown Castle, Inc. 5.00% 1/11/2028	2,552	2,597
ERP Operating, LP 4.65% 9/15/2034	621	623
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,373	2,438
Piedmont Operating Partnership, LP 5.625% 1/15/2033	934	939
Prologis, LP 4.875% 6/15/2028	803	822
Prologis, LP 4.75% 6/15/2033	3,299	3,371
Prologis, LP 5.125% 1/15/2034	459	476
Prologis, LP 5.00% 3/15/2034	1,775	1,826
Prologis, LP 5.00% 1/31/2035	686	703
Prologis, LP 5.25% 6/15/2053	156	151
Prologis, LP 5.25% 3/15/2054	35	34
Public Storage Operating Co. 2.30% 5/1/2031	244	224
Simon Property Group, LP 4.375% 10/1/2030	2,500	2,533
Simon Property Group, LP 5.125% 10/1/2035	4,918	5,039
		38,118
Total corporate bonds and notes		1,733,953
American Funds Corporate Bond Fund — Page 14 of 19

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 6.03% U.S. Treasury 6.03%	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 12/31/2026	USD1,147	$1,154
U.S. Treasury 3.75% 8/15/2027	9	9
U.S. Treasury 3.375% 11/30/2027	1	— (c)
U.S. Treasury 3.50% 1/31/2028	4,228	4,236
U.S. Treasury 3.50% 2/15/2029	8,888	8,916
U.S. Treasury 4.00% 7/31/2029	1,070	1,090
U.S. Treasury 4.00% 5/31/2030	907	926
U.S. Treasury 3.875% 6/30/2030	368	374
U.S. Treasury 3.75% 1/31/2031	19,276	19,475
U.S. Treasury 4.125% 2/15/2036	17,002	17,229
U.S. Treasury 4.625% 2/15/2046	24,596	24,773
U.S. Treasury 4.625% 11/15/2055 (d)	41,910	41,851
		120,033
Asset-backed obligations 0.80% Other asset-backed securities 0.80%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	1,627	1,548
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	4,167	3,567
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	282	232
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	387	320
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(e)	394	387
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	11,523	9,802
		15,856
Total asset-backed obligations		15,856
Bonds & notes of governments & government agencies outside the U.S. 0.42% Mexico 0.39%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	6,100	6,213
United Mexican States 5.375% 3/22/2033	285	286
United Mexican States 6.625% 1/29/2038	515	545
United Mexican States 7.375% 5/13/2055	705	775
		7,819
Panama 0.03%
Panama (Republic of) 6.875% 1/31/2036	286	316
Panama (Republic of) 8.00% 3/1/2038	227	270
		586
Total bonds & notes of governments & government agencies outside the U.S.		8,405
Municipals 0.21% Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,435	4,100
Total bonds, notes & other debt instruments (cost: $1,864,560,000)		1,882,347
American Funds Corporate Bond Fund — Page 15 of 19

unaudited
Short-term securities 6.96% Money market investments 6.96%	Shares	Value (000)
Capital Group Central Cash Fund 3.65% (f)(g)	1,384,728	$138,473
Total short-term securities (cost: $138,464,000)		138,473
Total investment securities 101.52% (cost: $2,003,024,000)		2,020,820
Other assets less liabilities (1.52)%		(30,174)
Net assets 100.00%		$1,990,646
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
2 Year U.S. Treasury Note Futures	Long	928	7/6/2026	USD194,206	$302
5 Year U.S. Treasury Note Futures	Long	1,317	7/6/2026	145,055	671
10 Year U.S. Treasury Note Futures	Short	596	6/30/2026	(67,832)	(393)
10 Year Ultra U.S. Treasury Note Futures	Short	2,499	6/30/2026	(291,719)	(2,795)
20 Year U.S. Treasury Bond Futures	Long	1,531	6/30/2026	181,375	1,388
30 Year Ultra U.S. Treasury Bond Futures	Short	418	6/30/2026	(50,826)	(575)
					$(1,402)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD159,049	$(3,083)	$(3,556)	$473
Investments in affiliates (g)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 6.96%
Money market investments 6.96%
Capital Group Central Cash Fund 3.65% (f)	$106,045	$744,502	$712,098	$24	$— (c)	$138,473	$3,610

American Funds Corporate Bond Fund — Page 16 of 19

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $165,390,000, which represented 8.31% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Amount less than one thousand.
(d)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,634,000, which represented 0.33% of the net assets of the fund.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)	Rate represents the seven-day yield at 2/28/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Corporate Bond Fund — Page 17 of 19

unaudited
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $883,633,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $124,839,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
American Funds Corporate Bond Fund — Page 18 of 19

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$1,733,953	$—	$1,733,953
U.S. Treasury bonds & notes	—	120,033	—	120,033
Asset-backed obligations	—	15,856	—	15,856
Bonds & notes of governments & government agencies outside the U.S.	—	8,405	—	8,405
Municipals	—	4,100	—	4,100
Short-term securities	138,473	—	—	138,473
Total	$138,473	$1,882,347	$—	$2,020,820

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,361	$—	$—	$2,361
Unrealized appreciation on centrally cleared credit default swaps	—	473	—	473
Liabilities:
Unrealized depreciation on futures contracts	(3,763)	—	—	(3,763)
Total	$(1,402)	$473	$—	$(929)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-032-0426
American Funds Corporate Bond Fund — Page 19 of 19